Finance Costs, Net	6 Months Ended
Jun. 30, 2024
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Finance Costs, Net
Note 7: Finance Costs, Net
The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Three months ended June 30,		Six months ended June 30,

	2024	2023	2024	2023
Interest expense:
Debt	36	49	76	101
Derivative financial instruments – hedging activities	–	(1)	–	(1)
Other, net	7	4	9	9
Fair value losses (gains) on cash flow hedges, transfer from equity	12	(23)	39	(25)
Net foreign exchange (gains) losses on debt	(12)	23	(39)	25
Net interest expense – debt and other	43	52	85	109
Net interest expense – leases	4	2	7	4
Net interest expense – pension and other post-employment benefit plans	6	6	12	12
Interest income	(17)	(26)	(28)	(36)
Net interest expense	36	34	76	89

	Three months ended June 30,		Six months ended June 30,

	2024	2023	2024	2023
Net (gains) losses due to changes in foreign currency exchange rates	(5)	36	(31)	59
Net losses on derivative instruments	3	66	2	135
Other	–	–	5	(2)
Other finance (income) costs	(2)	102	(24)	192
Net (gains) losses due to changes in foreign currency exchange rates were principally comprised of amounts related to certain intercompany funding arrangements.
Net losses on derivative instruments related to foreign exchange contracts that were intended to reduce foreign currency risk on a portion of the Company’s indirect investment in LSEG, which was denominated in British pounds sterling. In May 2024, the Company settled its remaining foreign exchange contracts in conjunction with the sale of its remaining shares in LSEG (see notes 8 and 11).